OTHER EXPENSE (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES
	For the three months ended March 31,
	2025		2024
Share issue costs	$		$(598,529)
Write off of accounts (payable) receivable		(24,473)	48,833
Other		23	(2,599)
		$(24,450)	$(552,295)